Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of financial instruments that are measured at fair value on a recurring basis [Abstract]
Fair value as of December 31, 2020
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	$ 2,798,250